SEGMENT REPORTING - Revenue from contracts with customers disaggregated by the revenue recognition (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
SEGMENT REPORTING
Total revenue	¥ 7,744,072	$ 1,122,785	¥ 11,425,836	¥ 10,528,234
Revenue recognized at point of time
SEGMENT REPORTING
Total revenue	282,165	40,910	335,787	313,520
Revenue recognized over time
SEGMENT REPORTING
Total revenue	¥ 7,461,907	$ 1,081,875	¥ 11,090,049	¥ 10,214,714